ALLEGIANT FUNDS

                           LARGE CAP CORE EQUITY FUND
                              LARGE CAP GROWTH FUND

                                  A & C Shares

      Supplement dated May 28, 2009 to the Prospectus dated October 1, 2008

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE MAY 29, 2009, NEW PORTFOLIO MANAGERS WILL ASSUME MANAGEMENT FOR THE ALLEGIANT LARGE CAP CORE EQUITY FUND AND THE ALLEGIANT LARGE CAP GROWTH FUND. AS A RESULT OF THIS CHANGE, THE PRINCIPAL INVESTMENT STRATEGIES OF THE LARGE CAP CORE EQUITY AND LARGE CAP GROWTH FUNDS (THE "FUNDS") WILL CHANGE AS FOLLOWS:

THE FIRST AND SECOND PARAGRAPH UNDER "Principal Investment Strategies" FOR THE LARGE CAP CORE EQUITY FUND ON PAGE 6 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

The Fund invests in a diversified portfolio of large cap common stocks. The Adviser employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. A large portion of the Fund will be invested in companies with market capitalizations similar to the S&P 500(R) Index.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, technical, and sentiment factors to help identify appropriate investments for the Fund. Among the factors considered are the following: the quality of the company's management team; industry position; the company's business model; and historical growth rates. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

THE FIRST PARAGRAPH UNDER "Principal Investment Strategies" FOR THE LARGE CAP GROWTH FUND ON PAGE 8 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE
FOLLOWING:

The Fund invests in a diversified portfolio of growth-oriented large cap common stocks. The Adviser employs a philosophy combining disciplined portfolio construction with flexible security selection. A large portion of the Fund will be invested in companies with market capitalizations similar to the Russell 1000 Growth Index. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

ADDITIONALLY, "active trading risk" SHOULD BE REMOVED FROM THE PRINCIPAL RISKS OF THE FUNDS ON PAGES 6, 8 AND 35 OF THE PROSPECTUS.

FURTHER, THE INFORMATION ON PAGES 42 AND 43 OF THE PROSPECTUS SHOULD BE DELETED IN ITS ENTIRETY AND REPLACED BY THE FOLLOWING:

PRIOR RELATED PERFORMANCE INFORMATION FOR THE LARGE CORE/GROWTH EQUITY INVESTMENT MANAGEMENT TEAM

The performance being presented is that of PNC Capital Advisors, Inc. ("PCA"), a registered investment adviser and affiliate of the Adviser. PCA claims compliance with the Global Investment Performance Standards (GIPS(R)). PCA is an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC").

The senior team members of the investment team at PCA currently responsible for managing the Large Cap Core and Large Cap Growth investment management styles are Douglas Roman, CFA, CMT, Mark Batty, CFA and Ruairi O'Neill, CFA. These individuals became officers of the Adviser on April 20, 2009 and have the primary responsibility for the day-to-day management of the Allegiant Large Cap Core Equity and Allegiant Large Cap Growth Funds. These individuals are also portfolio managers with PCA. Messrs. Roman, Batty and O'Neill also manage separate accounts for the Adviser that have investment objectives, policies and strategies that are substantially similar to the Allegiant Large Cap Core Equity and Allegiant Large Cap Growth Funds.

As Director of Equity Management, Douglas Roman is the lead portfolio manager responsible for directing the quantitative efforts of the Large Core/Growth Equity Investment Management Team and overseeing the research group. Mr. Roman joined PNC Institutional Investment Group ("PNC IIG"), a part of PNC Bank, National Association ("PNC Bank") in 2002. Prior to joining PNC IIG in 2002, he worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors. Mr. Roman holds the Chartered Financial Analyst (CFA) designation and he is a Chartered Market Technician (CMT). He is a member of the Financial Analysts of Philadelphia, the Philadelphia Securities Association and the National Association of Business Economists. He earned his Bachelor of Science in Finance from Penn State University and his M.S. in Finance from Drexel University.

As a Senior Equity Analyst, Mark Batty co-directs the Large Core/Growth Equity Investment Management Team and provides research coverage on the Financial Services sector. Prior to joining PNC in February 2003, Mr. Batty served with The Pennsylvania Trust Company, Penn Mutual Life Insurance, Ryan, Beck & Co. and CoreStates Investment Advisors. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the CFA Society of Philadelphia. He received a Bachelor of Science degree in Business Administration and a M.S. in Finance from Drexel University.

As a Senior Equity Analyst, Ruairi O'Neill co-directs the Large Core/Growth Equity Investment Management Team and provides research coverage on the Pharmaceutical, Biotechnology, Medical Device, and Health Care Services industries. Prior to joining PNC in June 1998, Mr. O'Neill served with PNC Bank's affiliate, PNC Global Investment Servicing, at the company's international offices in Dublin, Ireland. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and CFA Society of Philadelphia. He received his Bachelor of Commerce Degree in Accounting and Finance from University College Cork in Ireland and his Masters Degree in Business Administration from St. Joseph's University.

Mr. Roman, Mr. Batty, Mr. O'Neill and other investment management staff responsible for management of the large cap core and large cap growth investment styles at PNC IIG were transferred to PCA effective October 1, 2007. Accordingly, assets, and corresponding composites, for which those individuals were, and continue to be, responsible are now included under PCA.

The tables below prepared by PCA show the annual returns and performance record established by Messrs. Roman, Batty and O'Neill for the Large Cap Core and Large Cap Growth investment styles. These individuals fully implemented their current investment process for the large cap core investment style as of December 31, 2003, which is why PCA's performance in that style prior to that date is not presented. The investment strategies for both large cap core and large cap growth are materially similar to the investment styles being implemented at the Adviser. This performance record meets the portability requirements of the GIPS(R) standards, including the requirement that materially all of the key investment decision makers from PCA are employed at the Adviser, and the Adviser has access to all the books and records that support the performance history.

Please note that the performance results shown are those of PCA and not the investment results of the Allegiant Large Cap Core Equity Fund and Allegiant Large Cap Growth Fund. The results are not intended to predict or suggest the return to be experienced by the Funds or the return an individual investor might achieve by investing in the Funds.

The results of the Allegiant Large Cap Core Equity Fund and Allegiant Large Cap Growth Fund may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which were paid by clients directly. The overall expenses of PNC Bank's and PCA's client accounts were generally lower than those experienced by Fund shareholders and, therefore, the performance of the Funds would generally be lower. The Funds' results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Funds may not be identical to the securities held by these accounts.

Included for comparison purposes are performance figures of the S&P 500 Index and the Russell 1000 Growth Index, both of which are unmanaged market indices. Investors cannot invest directly in the indices. The returns of both indices reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

PNC CAPITAL ADVISORS, INC. LARGE CAP CORE EQUITY NET COMPOSITE PERFORMANCE
RESULTS

-------------- ---------------- --------------- ------------- -------------- ---------------- --------------- -------------
                                                                              TOTAL ASSETS
                                                                COMPOSITE       AT END OF     PERCENTAGE OF    TOTAL FIRM
    YEAR        ANNUAL TOTAL    S&P 500 INDEX    NUMBER OF     DISPERSION        PERIOD        FIRM ASSETS       ASSETS
(AS OF 12/31)    RETURN (%)          (%)         PORTFOLIOS        (%)         (MILLIONS)          (%)         (MILLIONS)
-------------- ---------------- --------------- ------------- -------------- ---------------- --------------- -------------
    2004            7.20                 10.88      128            0.6            $547              *              *
    2005            6.39                  4.91      114            1.2            $495              *              *
    2006            13.30                15.79      126            0.7            $486              *              *
    2007            12.51                 5.49      132            0.7            $368              *              *
    2008           -34.06               -37.00     1,020           0.7            $516             3.91         $13,190

ANNUALIZED RETURNS (AS OF MARCH 31, 2009)
-------------- ---------------- ---------------
                 PNC CAPITAL
               ADVISORS, INC.
               LARGE CAP CORE
                   EQUITY
                  COMPOSITE     S&P 500 INDEX
-------------- ---------------- ---------------
   1 Year          -32.51%         -38.09%
   5 Year          -2.61%           -4.76%

* PNC Capital Advisors, Inc. was not in operation prior to December 31, 2007.

NOTES:

Past performance is no guarantee of future results.

The composite performance for the Large Cap Core style shown is the investment performance of PCA. PCA claims compliance with GIPS(R).

Performance shown is for a composite of accounts using the Large Cap Core Equity Composite ("Core Composite"), a large-cap U.S. model portfolio. The Core Composite contains fully discretionary actively managed core equity accounts. For comparison purposes, the Core Composite is measured against the S&P 500 Index. The minimum account size for this composite is $100,000. Prior to December 31, 2007, the composite was named the PNC Advantage Core PortfolioSM and the minimum account size was $800,000. PCA provides investment advice with respect to equity and fixed income securities for a variety of clients, including institutional accounts and registered investment companies. At Allegiant Asset Management Company, the minimum account size for large cap core accounts is $2,000,000.

For GIPS(R), PCA includes:

1) Certain assets under management of PNC Bank that were previously attributed to assets of Mercantile-Safe Deposit and Trust Company ("MSD&T") and its subsidiary, Mercantile Capital Advisors, Inc. (now PCA). Effective September 14, 2007, MSD&T was merged into PNC Bank, and in conjunction with such merger, PCA became a subsidiary of PNC Bank PCA commenced serving as sub-advisor to certain clients of PNC Bank and PNC Bank, Delaware effective February 11, 2008.

2) Assets under management of PNC Municipal Investment Group ("PNC MIG"), formerly a part of PNC Bank, now a business unit of PCA.

3) Certain assets of PNC IIG, a part of PNC Bank. Investment management staff responsible for management of assets that were included in certain composites of PNC IIG transferred to PCA effective October 1, 2007. Accordingly, assets, and corresponding composites, for which those individuals were, and continue to be, responsible are now included under PCA. Additional information regarding the aforementioned events, as well as the policies and procedures for calculating and reporting returns, is available upon request. PCA claims compliance with GIPS(R). PCA maintains a complete list and description of the composites which is available upon request. Results are based on fully discretionary accounts under management, including those accounts no longer with PCA. Past performance is not indicative of future results.

The U.S. Dollar is the currency used to express performance. Prior to November 2004, settlement date valuation was used to calculate performance. Performance results are presented on a net basis and include the reinvestment of all income. The net results reflect the deduction of 0.74% for the period prior to January 1, 2008, 1.10% for the period January 1, 2008 through February 29, 2008 and 0.75% for the periods thereafter, representing the maximum advisory fees charged to client accounts during the representative periods in the Core Composite. The management fee schedule is as follows: 0.75% on the first $5 million, 0.60% on the next $10 million and 0.45% above $15 million. The actual fees paid by a client may vary based on assets under management and other factors. The annual standard deviation presented is an equal-weighted calculation of performance dispersion for accounts in the composite for the entire year.

The Core Composite was created December 31, 2000. Performance which may accompany this report prior to December 31, 2007 occurred while the portfolio management team was with the predecessor firm PNC IIG. All individuals who were responsible at PNC IIG for selecting the securities to buy and sell continued to hold the same responsibilities with the portfolio management at PCA. PCA maintains or has access to the records supporting this performance and will provide these records upon request.

PNC IIG's compliance with the GIPS(R) standards was verified for the period January 1, 1994 through December 31, 2007 by Ashland Partners & Company LLP. In addition, a performance examination was conducted on the Core Composite beginning January 1, 1994.

The dispersion of annual returns for the Core Composite is measured by the standard deviation across equal-weighted portfolio returns represented within the composite for a full year.

This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology which may produce different results.


PNC CAPITAL ADVISORS, INC. LARGE CAP GROWTH NET COMPOSITE PERFORMANCE RESULTS

------------------- --------------- ------------- ------------- --------------- --------------- --------------- ------------
                                                                                 TOTAL ASSETS
                                      RUSSELL                                     AT END OF     PERCENTAGE OF   TOTAL FIRM
                     ANNUAL TOTAL   1000 GROWTH    NUMBER OF      COMPOSITE         PERIOD       FIRM ASSETS      ASSETS
YEAR (AS OF 12/31)    RETURN (%)     INDEX (%)     PORTFOLIOS   DISPERSION (%)    (MILLIONS)         (%)        (MILLIONS)
------------------- --------------- ------------- ------------- --------------- --------------- --------------- ------------
       2005              7.28               5.26       13            0.6             $126             *              *
       2006              7.24               9.07       11            0.2             $92              *              *
       2007             19.63              11.81       24            0.2             $159             *              *
       2008             -38.53            -38.44      215            0.7             $132            1.00         $13,190


ANNUALIZED RETURNS (AS OF MARCH 31, 2009)
------------------- --------------- -------------
                     PNC CAPITAL
                      ADVISORS,
                      INC. LARGE      RUSSELL
                      CAP GROWTH    1000 GROWTH
                      COMPOSITE        INDEX
------------------- --------------- -------------
      1 Year           -32.92%        -34.28%
      5 Year            -2.92%         -4.38%
Since Inception**       -2.98%         -4.10%

* PNC Capital Advisors, Inc. was not in operation prior to December 31, 2007. ** Inception Date: January 31, 2004

NOTES:

Past performance is no guarantee of future results.

The composite performance for the Large Cap Growth style shown is the investment performance of PCA. PCA claims compliance with GIPS(R).

Performance shown is for a composite of accounts using the Large Cap Growth Composite ("Growth Composite"), a large-cap U.S. model portfolio. The Growth Composite contains fully discretionary actively managed growth equity accounts. For comparison purposes the Growth Composite is measured against the Russell 1000 Growth Index. The minimum account size for PCA for this composite is $100,000. Prior to December 31, 2007, the Growth Composite was named the PNC Advantage Growth PortfolioSM and the minimum account size was $800,000. At Allegiant Asset Management Company, the minimum account size for large cap core accounts is $2,000,000.

PCA provides investment advice with respect to equity and fixed income securities for a variety of clients, including institutional accounts and registered investment companies.

For GIPS(R) purposes, PCA includes:

1) Certain assets under management of PNC Bank that were previously attributed to the assets of MSD&T and its subsidiary, Mercantile Capital Advisors, Inc. (now PCA). Effective September 14, 2007, MSD&T was merged into PNC Bank, and in conjunction with such merger, PCA became a subsidiary of PNC Bank. PCA commenced serving as sub-advisor to certain clients of PNC Bank and PNC Bank, Delaware effective February 11, 2008.

2) Assets under management of PNC MIG, formerly a part of PNC Bank, now a business unit of PCA

3) Certain assets of PNC IIG, a part of PNC Bank. Investment management staff responsible for management of assets that were included in certain composites of PNC IIG transferred to PCA effective October 1, 2007. Accordingly, assets, and corresponding composites, for which those individuals were, and continue to be, responsible are now included under PCA. Additional information regarding the aforementioned events, as well as the policies and procedures for calculating and reporting returns, is available upon request. PCA claims compliance with GIPS(R). PCA maintains a complete list and description of the composites which is available upon request. Results are based on fully discretionary accounts under management, including those accounts no longer with PCA. Past performance is not indicative of future results.

The U.S. Dollar is the currency used to express performance. Prior to November 2004, settlement date valuation was used to calculate performance. Performance results are presented on a net basis and include the reinvestment of all income. The net results reflect the deduction of 0.74% for the period prior to January 1, 2008, 1.10% for the period January 1, 2008 through February 29, 2008 and 0.75% for the periods thereafter, representing the maximum advisory fees charged to client accounts during the representative periods in the Growth Composite. The management fee schedule is as follows: 0.75% on the first $5 million, 0.60% on the next $10 million and 0.45% above $15 million. The actual fees paid by a client may vary based on assets under management and other factors. The annual standard deviation presented is an equal-weighted calculation of performance dispersion for accounts in the composite for the entire year.

The Growth Composite was created on July 1, 2006. Performance which may accompany this report prior to December 31, 2007 occurred while the portfolio management team was with the predecessor firm PNC IIG. All individuals who were responsible at PNC IIG for selecting the securities to buy and sell continued to hold the same responsibilities with the portfolio management at PCA. PCA maintains or has access to the records supporting this performance and will provide these records upon request.

PNC IIG's compliance with GIPS(R) standards was verified for the period from July 1, 2006 through December 31, 2007 by Ashland Partners & Company LLP. In addition, a performance examination was conducted on the Growth Composite beginning July 1, 2006.

The dispersion of annual return for the Growth Composite is measured by the standard deviation across equal-weighted portfolio returns represented within the composite for a full year.

This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology which may produce different results.

FURTHER, THE INFORMATION REGARDING THE LARGE CORE/GROWTH EQUITY INVESTMENT MANAGEMENT TEAM ON PAGE 44 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

-----------------------------------------------------------------------------------------------------------------------
LARGE CORE/GROWTH EQUITY INVESTMENT MANAGEMENT TEAM
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------- --------------------------------------------------------------------------------
Douglas Roman, CFA, CMT                Lead Portfolio Manager responsible for directing the quantitative efforts of
Managing Director                      the Large Core/Growth Equity Investment Management Team and overseeing the
Years with the Adviser and             research group.
affiliated entities: 7
Industry experience:  23 years         Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and
                                       CoreStates Investment Advisors.

-------------------------------------- --------------------------------------------------------------------------------
-------------------------------------- --------------------------------------------------------------------------------
Mark Batty, CFA                        Co-directs the Large Core/Growth Equity Analyst team and provides research
Senior Analyst                         coverage on the Financial Services sector.
Years with the Adviser and
affiliated entities: 6                 Prior to joining PNC in February 2003, Mr. Batty served with The Pennsylvania
Industry experience:  20 years         Trust Company, Penn Mutual Life Insurance, Ryan, Beck & Co. and CoreStates
                                       Investment Advisors.

-------------------------------------- --------------------------------------------------------------------------------
-------------------------------------- --------------------------------------------------------------------------------
Ruairi O'Neill, CFA                    Co-directs the Large Core/Growth Equity Analyst team and provides research
Senior Analyst                         coverage on the Pharmaceutical, Biotechnology, Medical Device, and Health Care
Years with the Adviser and             Services industries.
affiliated entities: 11
Industry experience: 15 years          Prior to joining PNC in June 1998, Mr. O'Neill served with PNC Bank's affiliate,
                                       PNC Global Investment Servicing, at the company's international offices in
                                       Dublin, Ireland.
-------------------------------------- --------------------------------------------------------------------------------


Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                           LARGE CAP CORE EQUITY FUND
                              LARGE CAP GROWTH FUND

                                    I Shares

      Supplement dated May 28, 2009 to the Prospectus dated October 1, 2008

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.

EFFECTIVE MAY 29, 2009 NEW PORTFOLIO MANAGERS WILL ASSUME MANAGEMENT FOR THE ALLEGIANT LARGE CAP CORE EQUITY FUND AND THE ALLEGIANT LARGE CAP GROWTH FUND. AS A RESULT OF THIS CHANGE, THE PRINCIPAL INVESTMENT STRATEGIES OF THE LARGE CAP CORE EQUITY AND LARGE CAP GROWTH FUNDS (THE "FUNDS") WILL CHANGE AS FOLLOWS:

THE FIRST AND SECOND PARAGRAPH UNDER "Principal Investment Strategies" FOR THE LARGE CAP CORE EQUITY FUND ON PAGE 6 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

The Fund invests in a diversified portfolio of large cap common stocks. The Adviser employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. A large portion of the Fund will be invested in companies with market capitalizations similar to the S&P 500(R) Index.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, technical, and sentiment factors to help identify appropriate investments for the Fund. Among the factors considered are the following: the quality of the company's management team; industry position; the company's business model; and historical growth rates. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

THE FIRST PARAGRAPH UNDER "Principal Investment Strategies" FOR THE LARGE CAP GROWTH FUND ON PAGE 7 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE
FOLLOWING:

The Fund invests in a diversified portfolio of growth-oriented large cap common stocks. The Adviser employs a philosophy combining disciplined portfolio construction with flexible security selection. A large portion of the Fund will be invested in companies with market capitalizations similar to the Russell 1000 Growth Index. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

ADDITIONALLY, "active trading risk" SHOULD BE REMOVED FROM THE PRINCIPAL RISKS OF THE FUNDS ON PAGES 6, 7 AND 26 OF THE PROSPECTUS.

FURTHER, THE INFORMATION ON PAGES 34 AND 35 OF THE PROSPECTUS SHOULD BE DELETED IN ITS ENTIRETY AND REPLACED BY THE FOLLOWING:

PRIOR RELATED PERFORMANCE INFORMATION FOR THE LARGE CORE/GROWTH EQUITY INVESTMENT MANAGEMENT TEAM

The performance being presented is that of PNC Capital Advisors, Inc. ("PCA"), a registered investment adviser and affiliate of the Adviser. PCA claims compliance with the Global Investment Performance Standards (GIPS(R)). PCA is an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC").

The senior team members of the investment team at PCA currently responsible for managing the Large Cap Core and Large Cap Growth investment management styles are Douglas Roman, CFA, CMT, Mark Batty, CFA and Ruairi O'Neill, CFA. These individuals became officers of the Adviser on April 20, 2009 and have the primary responsibility for the day-to-day management of the Allegiant Large Cap Core Equity and Allegiant Large Cap Growth Funds. These individuals are also portfolio managers with PCA. Messrs. Roman, Batty and O'Neill also manage separate accounts for the Adviser that have investment objectives, policies and strategies that are substantially similar to the Allegiant Large Cap Core Equity and Allegiant Large Cap Growth Funds.

As Director of Equity Management, Douglas Roman is the lead portfolio manager responsible for directing the quantitative efforts of the Large Core/Growth Equity Investment Management Team and overseeing the research group. Mr. Roman joined PNC Institutional Investment Group ("PNC IIG"), a part of PNC Bank, National Association ("PNC Bank") in 2002. Prior to joining PNC in 2002, he worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and CoreStates Investment Advisors. Mr. Roman holds the Chartered Financial Analyst (CFA) designation and he is a Chartered Market Technician (CMT). He is a member of the Financial Analysts of Philadelphia, the Philadelphia Securities Association, and the National Association of Business Economists. He earned his Bachelor of Science in Finance from Penn State University and his M.S. in Finance from Drexel University.

As a Senior Equity Analyst, Mark Batty co-directs the Large Core/Growth Equity Investment Management Team and provides research coverage on the Financial Services sector. Prior to joining PNC in February 2003, Mr. Batty served with The Pennsylvania Trust Company, Penn Mutual Life Insurance, Ryan, Beck & Co. and CoreStates Investment Advisors. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the CFA Society of Philadelphia. He received a Bachelor of Science degree in Business Administration and a M.S. in Finance from Drexel University.

As a Senior Equity Analyst, Ruairi O'Neill co-directs the Large Core/Growth Equity Investment Management Team and provides research coverage on the Pharmaceutical, Biotechnology, Medical Device, and Health Care Services industries. Prior to joining PNC in June 1998, Mr. O'Neill served with PNC Bank's affiliate, PNC Global Investment Servicing, at the company's international offices in Dublin, Ireland. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and CFA Society of Philadelphia. He received his Bachelor of Commerce Degree in Accounting and Finance from University College Cork in Ireland and his Masters Degree in Business Administration from St. Joseph's University.

Mr. Roman, Mr. Batty, Mr. O'Neill and other investment management staff responsible for the management of the large cap core and large cap growth investment styles at PNC IIG were transferred to PCA effective October 1, 2007. Accordingly, assets, and corresponding composites, for which those individuals were, and continue to be, responsible are now included under PCA.

The tables below prepared by PCA show the annual returns and performance record established by Messrs. Roman, Batty and O'Neill for the Large Cap Core and Large Cap Growth investment styles. These individuals fully implemented their current investment process for the large cap core investment style as of December 31, 2003, which is why PCA's performance in that style prior to that date is not presented. The investment strategies for both large cap core and large cap growth are materially similar to the investment styles being implemented at the Adviser. This performance record meets the portability requirements of the GIPS(R) standards, including the requirement that materially all of the key investment decision makers from PCA are employed at the Adviser, and the Adviser has access to all the books and records that support the performance history.

Please note that the performance results shown are those of PCA and not the investment results of the Allegiant Large Cap Core Equity Fund and Allegiant Large Cap Growth Fund. The results are not intended to predict or suggest the return to be experienced by the Funds or the return an individual investor might achieve by investing in the Funds.

The results of the Allegiant Large Cap Core Equity Fund and Allegiant Large Cap Growth Fund may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which were paid by clients directly. The overall expenses of PNC Bank's and PCA's client accounts were generally lower than those experienced by Fund shareholders and, therefore, the performance of the Funds would generally be lower. The Funds' results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Funds may not be identical to the securities held by these accounts.

Included for comparison purposes are performance figures of the S&P 500 Index and the Russell 1000 Growth Index, both of which are unmanaged market indices. Investors cannot invest directly in the indices. The returns of both indices reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

PNC CAPITAL ADVISORS, INC. LARGE CAP CORE EQUITY NET COMPOSITE PERFORMANCE
RESULTS

-------------- ---------------- --------------- ------------- -------------- ---------------- --------------- -------------
                                                                              TOTAL ASSETS
                                                                COMPOSITE       AT END OF     PERCENTAGE OF    TOTAL FIRM
    YEAR        ANNUAL TOTAL    S&P 500 INDEX    NUMBER OF     DISPERSION        PERIOD        FIRM ASSETS       ASSETS
(AS OF 12/31)    RETURN (%)          (%)         PORTFOLIOS        (%)         (MILLIONS)          (%)         (MILLIONS)
-------------- ---------------- --------------- ------------- -------------- ---------------- --------------- -------------
    2004            7.20                 10.88      128            0.6            $547              *              *
    2005            6.39                  4.91      114            1.2            $495              *              *
    2006            13.30                15.79      126            0.7            $486              *              *
    2007            12.51                 5.49      132            0.7            $368              *              *
    2008           -34.06               -37.00     1,020           0.7            $516             3.91         $13,190

ANNUALIZED RETURNS (AS OF MARCH 31, 2009)
-------------- ---------------- --------------- ------------- -------------- ---------------- --------------- -------------
                 PNC CAPITAL
               ADVISORS, INC.
               LARGE CAP CORE
                   EQUITY
                  COMPOSITE     S&P 500 INDEX
-------------- ---------------- ---------------
   1 Year          -32.51%         -38.09%
   5 Year          -2.61%           -4.76%

* PNC Capital Advisors, Inc. was not in operation prior to December 31, 2007.

NOTES:

Past performance is no guarantee of future results.

The composite performance for the Large Cap Core Equity style shown is the investment performance of PCA. PCA claims compliance with GIPS(R).

Performance shown is for a composite of accounts using the Large Cap Core Equity Composite ("Core Composite"), a large-cap U.S. model portfolio. The Core Composite contains fully discretionary actively managed core equity accounts. For comparison purposes the Core Composite is measured against the S&P 500 Index. The minimum account size for this composite is $100,000. Prior to December 31, 2007, the composite was named the PNC Advantage Core PortfolioSM and the minimum account size was $800,000. PCA provides investment advice with respect to equity and fixed income securities for a variety of clients, including institutional accounts and registered investment companies. At Allegiant Asset Management Company, the minimum account size for large cap core accounts is $2,000,000.

For GIPS(R), PCA includes:

1) Certain assets under management of PNC Bank that were previously attributed to assets of Mercantile-Safe Deposit and Trust Company ("MSD&T") and its subsidiary, Mercantile Capital Advisors, Inc. (now PCA). Effective September 14, 2007, MSD&T was merged into PNC Bank, and in conjunction with such merger, PCA became a subsidiary of PNC Bank. PCA commenced serving as sub-advisor to certain clients of PNC Bank and PNC Bank, Delaware effective February 11, 2008.

2) Assets under management of PNC Municipal Investment Group ("PNC MIG"), formerly a part of PNC Bank, now a business unit of PCA.

3) Certain assets of PNC IIG, a part of PNC Bank, a major business unit of PCA. Investment management staff responsible for management of assets that were included in certain composites of PNC IIG transferred to PCA effective October 1, 2007. Accordingly, assets, and corresponding composites, for which those individuals were, and continue to be, responsible are now included under PCA. Additional information regarding the aforementioned events, as well as the policies and procedures for calculating and reporting returns, is available upon request. PCA claims compliance with GIPS(R). PCA maintains a complete list and description of the composites which is available upon request. Results are based on fully discretionary accounts under management, including those accounts no longer with PCA. Past performance is not indicative of future results.

The U.S. Dollar is the currency used to express performance. Prior to November 2004, settlement date valuation was used to calculate performance. Performance results are presented on a net basis and include the reinvestment of all income. The net results reflect the deduction of 0.74% for the period prior to January 1, 2008, 1.10% for the period January 1, 2008 through February 29, 2008 and 0.75% for the periods thereafter, representing the maximum advisory fees charged to client accounts during the representative periods in the Core Composite. The management fee schedule is as follows: 0.75% on the first $5 million, 0.60% on the next $10 million and 0.45% above $15 million. The actual fees paid by a client may vary based on assets under management and other factors. The annual standard deviation presented is an equal-weighted calculation of performance dispersion for accounts in the composite for the entire year.

The Core Composite was created December 31, 2000. Performance which may accompany this report prior to December 31, 2007 occurred while the portfolio management team was with the predecessor firm PNC IIG. All individuals who were responsible at PNC IIG for selecting the securities to buy and sell continued to hold the same responsibilities with the portfolio management at PCA. PCA maintains or has access to the records supporting this performance and will provide these records upon request.

PNC IIG's compliance with the GIPS(R) standards was verified for the period from January 1, 1994 through December 31, 2007 by Ashland Partners & Company LLP. In addition, a performance examination was conducted on the Core Composite beginning January 1, 1994.

The dispersion of annual returns for the Core Composite is measured by the standard deviation across equal-weighted portfolio returns represented within the composite for a full year.

This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology which may produce different results.

PNC CAPITAL ADVISORS, INC. LARGE CAP GROWTH NET COMPOSITE PERFORMANCE RESULTS

------------------- --------------- ------------- ------------- --------------- --------------- --------------- ------------
                                                                                 TOTAL ASSETS
                                      RUSSELL                                     AT END OF     PERCENTAGE OF   TOTAL FIRM
                     ANNUAL TOTAL   1000 GROWTH    NUMBER OF      COMPOSITE         PERIOD       FIRM ASSETS      ASSETS
YEAR (AS OF 12/31)    RETURN (%)     INDEX (%)     PORTFOLIOS   DISPERSION (%)    (MILLIONS)         (%)        (MILLIONS)
------------------- --------------- ------------- ------------- --------------- --------------- --------------- ------------
       2005              7.28               5.26       13            0.6             $126             *              *
       2006              7.24               9.07       11            0.2             $92              *              *
       2007             19.63              11.81       24            0.2             $159             *              *
       2008             -38.53            -38.44      215            0.7             $132            1.00         $13,190


ANNUALIZED RETURNS (AS OF MARCH 31, 2009)
------------------- --------------- -------------
                     PNC CAPITAL
                      ADVISORS,
                      INC. LARGE      RUSSELL
                      CAP GROWTH    1000 GROWTH
                      COMPOSITE        INDEX
------------------- --------------- -------------
      1 Year           -32.92%        -34.28%
      5 Year            -2.92%         -4.38%
Since Inception**       -2.98%         -4.10%

* PNC Capital Advisors, Inc. was not in operation prior to December 31, 2007. ** Inception Date: January 31, 2004

NOTES:

Past performance is no guarantee of future results.

The composite performance for the Large Cap Growth style shown is the investment performance of PCA. PCA claims compliance with GIPS(R).

Performance shown is for a composite of accounts using the Large Cap Growth Composite ("Growth Composite"), a large-cap U.S. model portfolio. The Growth Composite contains fully discretionary actively managed growth equity accounts. For comparison purposes the Growth Composite is measured against the Russell 1000 Growth Index. The minimum account size for PCA for this composite is $100,000. Prior to December 31, 2007, the Growth Composite was named the PNC Advantage Growth PortfolioSM and the minimum account size was $800,000. At Allegiant Asset Management Company, the minimum account size for large cap core accounts is $2,000,000.

PCA provides investment advice with respect to equity and fixed income securities for a variety of clients, including institutional accounts and registered investment companies.

For GIPS(R) purposes, PCA includes:

1) Certain assets under management of PNC Bank that were previously attributed to the assets of MSD&T and its subsidiary, Mercantile Capital Advisors, Inc. (now PCA). Effective September 14, 2007, MSD&T was merged into PNC Bank, and in conjunction with such merger, PCA became a subsidiary of PNC Bank. PCA commenced serving as sub-advisor to certain clients of PNC Bank and PNC Bank, Delaware effective February 11, 2008.

2) Assets under management of PNC MIG, formerly a part of PNC Bank, now a business unit of PCA.

3) Certain assets of PNC IIG, a part of PNC Bank, Investment management staff responsible for management of assets that were included in certain composites of PNC IIG transferred to PCA effective October 1, 2007. Accordingly, assets, and corresponding composites, for which those individuals were, and continue to be, responsible are now included under PCA. Additional information regarding the aforementioned events, as well as the policies and procedures for calculating and reporting returns, is available upon request. PCA claims compliance with GIPS(R). PCA maintains a complete list and description of the composites which is available upon request. Results are based on fully discretionary accounts under management, including those accounts no longer with PCA. Past performance is not indicative of future results.

The U.S. Dollar is the currency used to express performance. Prior to November 2004, settlement date valuation was used to calculate performance. Performance results are presented on a net basis and include the reinvestment of all income. The net results reflect the deduction of 0.74% for the period prior to January 1, 2008, 1.10% for the period January 1, 2008 through February 29, 2008 and 0.75% for the periods thereafter, representing the maximum advisory fees charged to client accounts during the representative periods in the Growth Composite. The management fee schedule is as follows: 0.75% on the first $5 million, 0.60% on the next $10 million and 0.45% above $15 million. The actual fees paid by a client may vary based on assets under management and other factors. The annual standard deviation presented is an equal-weighted calculation of performance dispersion for accounts in the composite for the entire year.

The Growth Composite was created on July 1, 2006. Performance which may accompany this report prior to December 31, 2007 occurred while the portfolio management team was with the predecessor firm PNC IIG. All individuals who were responsible at PNC IIG for selecting the securities to buy and sell continued to hold the same responsibilities with the portfolio management at PCA. PCA maintains or has access to the records supporting this performance and will provide these records upon request.

PNC IIG's compliance with GIPS(R) standards was verified for the period from July 1, 2006 through December 31, 2007 by Ashland Partners & Company LLP. In addition, a performance examination was conducted on the Growth Composite beginning July 1, 2006.

The dispersion of annual return for the Growth Composite is measured by the standard deviation across equal-weighted portfolio returns represented within the composite for a full year.

This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology which may produce different results.

FURTHER, THE INFORMATION REGARDING THE LARGE CORE/GROWTH EQUITY INVESTMENT MANAGEMENT TEAM ON PAGE 36 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

-----------------------------------------------------------------------------------------------------------------------
LARGE CORE/GROWTH EQUITY INVESTMENT MANAGEMENT TEAM
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------- --------------------------------------------------------------------------------
Douglas Roman, CFA, CMT                Lead Portfolio Manager, responsible for directing the quantitative efforts of
Managing Director                      the Large Core/Growth Equity Investment Management Team and overseeing the
Years with the Adviser and             research group.
affiliated entities: 7
Industry experience:  23 years         Prior to joining PNC in 2002, Mr. Roman worked for Penn Street Advisors, Inc., the Penn Street Funds, The Vanguard Group, Rittenhouse Financial Services and
                                       CoreStates Investment Advisors.

-------------------------------------- --------------------------------------------------------------------------------
-------------------------------------- --------------------------------------------------------------------------------
Mark Batty, CFA                        Co-directs the Large Core/Growth Equity Analyst team and provides research
Senior Analyst                         coverage on the Financial Services sector.
Years with the Adviser and
affiliated entities: 6                 Prior to joining PNC in February 2003, Mr. Batty served with The Pennsylvania
Industry experience:  20 years         Trust Company, Penn Mutual Life Insurance, Ryan, Beck & Co. and CoreStates
                                       Investment Advisors.

-------------------------------------- --------------------------------------------------------------------------------
-------------------------------------- --------------------------------------------------------------------------------
Ruairi O'Neill, CFA                    Co-directs the Large Core/Growth Equity Analyst team and provides research
Senior Analyst                         coverage on the Pharmaceutical, Biotechnology, Medical Device, and Health Care
Years with the Adviser and             Services industries.
affiliated entities: 11
Industry experience: 15 years          Prior to joining PNC in June 1998, Mr. O'Neill served with PNC Bank's affiliate,
                                       PNC Global Investment Servicing, at the company's international offices in
                                       Dublin, Ireland.

-------------------------------------- --------------------------------------------------------------------------------


Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

          Supplement dated May 28, 2009 to the Statement of Additional
                       Information dated October 1, 2008.

             This Supplement provides new and additional information
              beyond that contained in the Statement of Additional Information ("SAI") and should be read in conjunction with the SAI.

EFFECTIVE MAY 29, 2009, NEW PORTFOLIO MANAGERS WILL ASSUME MANAGEMENT FOR THE ALLEGIANT LARGE CAP CORE EQUITY FUND AND THE ALLEGIANT LARGE CAP GROWTH FUND. AS A RESULT OF THIS CHANGE, THE FIRST PARAGRAPH UNDER "Allegiant Large Cap Core Equity Fund" ON PAGE 3 OF THE SAI SHOULD BE DELETED AND REPLACED WITH THE
FOLLOWING:

                  The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks with large market capitalizations. A large portion of the Fund's assets will be invested in companies with a market capitalization similar to the S&P 500 Index. The Fund's Adviser focuses on a combination of fundamental, technical, and sentiment factors in identifying investments for the Fund. Among the factors considered are the quality of the management team, industry position, business model and historical growth rates.

THE FIRST PARAGRAPH UNDER "Allegiant Large Cap Growth Fund" ON PAGE 3 OF THE SAI SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

                  The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of growth-oriented large cap common stocks. The Fund's Adviser selects companies that have historically proven the ability to grow earnings, revenue, return on equity, and return on capital and have maintained leadership within their industry.

ADDITIONALLY, THE INFORMATION REGARDING MR. WILES AND MR. EAKIN UNDER "Other Accounts Managed" ON PAGE 86 OF THE SAI SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING INFORMATION ABOUT FUNDS AND ACCOUNTS, OTHER THAN THE ALLEGIANT FUNDS, FOR WHICH PORTFOLIO MANAGERS ARE PRIMARILY RESPONSIBLE FOR THE DAY-TO-DAY PORTFOLIO MANAGEMENT OF AS OF APRIL 30, 2009:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                       # of Accounts
                                                        Total # of                      Managed with     Total Assets with
                                                         Accounts                     Performance-Based  Performance-Based
    Name of Portfolio Manager      Type of Accounts       Managed      Total Assets     Advisory Fee       Advisory Fee
-----------------------------------------------------------------------------------------------------------------------------
DOUGLAS ROMAN, CFA, CMT               Registered
  Managing Director, Large            Investment
  Core/Growth Equity Investment       Companies:             0               0               0                   0
  Management Team
-----------------------------------------------------------------------------------------------------------------------------
                                     Other Pooled
                                 Investment Vehicles:        1          $39,958,162          0                   0
-----------------------------------------------------------------------------------------------------------------------------
                                   Other Accounts:         2,544      $2,063,826,421         0                   0
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
MARK BATTY, CFA                       Registered
  Senior Analyst, Large               Investment
  Core/Growth Equity Investment       Companies:             0               0               0                   0
  Management Team
-----------------------------------------------------------------------------------------------------------------------------
                                     Other Pooled
                                 Investment Vehicles:        1          $39,958,162          0                   0
-----------------------------------------------------------------------------------------------------------------------------
                                   Other Accounts:         2,544      $2,063,826,421         0                   0
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RUAIRI O'NEILL, CFA                   Registered
  Senior Analyst, Large               Investment
  Core/Growth Equity Investment       Companies:             0               0               0                   0
  Management Team
-----------------------------------------------------------------------------------------------------------------------------
                                     Other Pooled
                                 Investment Vehicles:        1          $39,958,162          0                   0
-----------------------------------------------------------------------------------------------------------------------------
                                   Other Accounts:         2,544      $2,063,826,421         0                   0
-----------------------------------------------------------------------------------------------------------------------------

FURTHER, THE INFORMATION REGARDING MR. WILES AND MR. EAKIN UNDER "Ownership of Securities" ON PAGE 93 OF THE SAI SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING INFORMATION REGARDING THE DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED BY EACH PORTFOLIO MANAGER IN THE FUND AS OF THE DATE OF THIS
SUPPLEMENT:

LARGE CAP CORE EQUITY FUND
Douglas Roman, CFA, CMT                                         $0
Mark Batty, CFA                                                 $0
Ruairi O'Neill, CFA                                             $0

LARGE CAP GROWTH FUND
Douglas Roman, CFA, CMT                                         $0
Mark Batty, CFA                                                 $0
Ruairi O'Neill, CFA                                             $0


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE